Significant Accounting Policies (Tables) - Forge Nano, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies
Schedule of cash, cash equivalents, and restricted cash

	March 31,	December 31,
	2026	2025
Cash and cash equivalents	$17,326	$9,061
Restricted cash	371	368
Total	$17,697	$9,429

	2025	2024
Cash and cash equivalents	$9,061	$3,850
Restricted cash	368	8,388
Total	$9,429	$12,238

Schedule of goodwill

The following table presents goodwill balances for each of our reportable segments as of March 31, 2026:

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124

	Tool Manufacturing &
	Related Services	Coating Services	Battery Manufacturing	Total
Balance as of January 1, 2026	$900	$2,224	$—	$3,124
Impairment	—	—	—	—
Balance as of March 31, 2026	$900	$2,224	$—	$3,124

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124